PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Foreign currency translation, net of tax	¥ 0	¥ 0	¥ 0
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Foreign currency translation, net of tax	¥ 0	¥ 0	¥ 0